Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000240250 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	13.10%
C000240250 | FR_58733R102
Holdings [Line Items]
Percent of Total Investments	8.00%
C000240250 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	4.60%
C000240250 | FR_L44385109
Holdings [Line Items]
Percent of Total Investments	4.60%
C000240250 | FR_644232902
Holdings [Line Items]
Percent of Total Investments	4.20%
C000240250 | FR_672654902
Holdings [Line Items]
Percent of Total Investments	3.90%
C000240250 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	3.80%
C000240250 | FR_B08K3S903
Holdings [Line Items]
Percent of Total Investments	3.80%
C000240250 | FR_613934900
Holdings [Line Items]
Percent of Total Investments	3.30%
C000240250 | FR_ACI09FWB3
Holdings [Line Items]
Percent of Total Investments	3.00%
C000240250 | Poland
Holdings [Line Items]
Percent of Total Investments	0.20%
C000240250 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.30%
C000240250 | Uruguay
Holdings [Line Items]
Percent of Total Investments	4.60%
C000240250 | Mexico
Holdings [Line Items]
Percent of Total Investments	5.80%
C000240250 | United States
Holdings [Line Items]
Percent of Total Investments	9.00%
C000240250 | Brazil
Holdings [Line Items]
Percent of Total Investments	20.80%
C000240250 | Taiwan
Holdings [Line Items]
Percent of Total Investments	21.80%
C000240250 | India
Holdings [Line Items]
Percent of Total Investments	35.50%
C000240251 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	13.10%
C000240251 | FR_58733R102
Holdings [Line Items]
Percent of Total Investments	8.00%
C000240251 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	4.60%
C000240251 | FR_L44385109
Holdings [Line Items]
Percent of Total Investments	4.60%
C000240251 | FR_644232902
Holdings [Line Items]
Percent of Total Investments	4.20%
C000240251 | FR_672654902
Holdings [Line Items]
Percent of Total Investments	3.90%
C000240251 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	3.80%
C000240251 | FR_B08K3S903
Holdings [Line Items]
Percent of Total Investments	3.80%
C000240251 | FR_613934900
Holdings [Line Items]
Percent of Total Investments	3.30%
C000240251 | FR_ACI09FWB3
Holdings [Line Items]
Percent of Total Investments	3.00%
C000240251 | Poland
Holdings [Line Items]
Percent of Total Investments	0.20%
C000240251 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.30%
C000240251 | Uruguay
Holdings [Line Items]
Percent of Total Investments	4.60%
C000240251 | Mexico
Holdings [Line Items]
Percent of Total Investments	5.80%
C000240251 | United States
Holdings [Line Items]
Percent of Total Investments	9.00%
C000240251 | Brazil
Holdings [Line Items]
Percent of Total Investments	20.80%
C000240251 | Taiwan
Holdings [Line Items]
Percent of Total Investments	21.80%
C000240251 | India
Holdings [Line Items]
Percent of Total Investments	35.50%
C000240252 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	13.10%
C000240252 | FR_58733R102
Holdings [Line Items]
Percent of Total Investments	8.00%
C000240252 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	4.60%
C000240252 | FR_L44385109
Holdings [Line Items]
Percent of Total Investments	4.60%
C000240252 | FR_644232902
Holdings [Line Items]
Percent of Total Investments	4.20%
C000240252 | FR_672654902
Holdings [Line Items]
Percent of Total Investments	3.90%
C000240252 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	3.80%
C000240252 | FR_B08K3S903
Holdings [Line Items]
Percent of Total Investments	3.80%
C000240252 | FR_613934900
Holdings [Line Items]
Percent of Total Investments	3.30%
C000240252 | FR_ACI09FWB3
Holdings [Line Items]
Percent of Total Investments	3.00%
C000240252 | Poland
Holdings [Line Items]
Percent of Total Investments	0.20%
C000240252 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.30%
C000240252 | Uruguay
Holdings [Line Items]
Percent of Total Investments	4.60%
C000240252 | Mexico
Holdings [Line Items]
Percent of Total Investments	5.80%
C000240252 | United States
Holdings [Line Items]
Percent of Total Investments	9.00%
C000240252 | Brazil
Holdings [Line Items]
Percent of Total Investments	20.80%
C000240252 | Taiwan
Holdings [Line Items]
Percent of Total Investments	21.80%
C000240252 | India
Holdings [Line Items]
Percent of Total Investments	35.50%
C000240249 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	13.10%
C000240249 | FR_58733R102
Holdings [Line Items]
Percent of Total Investments	8.00%
C000240249 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	4.60%
C000240249 | FR_L44385109
Holdings [Line Items]
Percent of Total Investments	4.60%
C000240249 | FR_644232902
Holdings [Line Items]
Percent of Total Investments	4.20%
C000240249 | FR_672654902
Holdings [Line Items]
Percent of Total Investments	3.90%
C000240249 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	3.80%
C000240249 | FR_B08K3S903
Holdings [Line Items]
Percent of Total Investments	3.80%
C000240249 | FR_613934900
Holdings [Line Items]
Percent of Total Investments	3.30%
C000240249 | FR_ACI09FWB3
Holdings [Line Items]
Percent of Total Investments	3.00%
C000240249 | Poland
Holdings [Line Items]
Percent of Total Investments	0.20%
C000240249 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.30%
C000240249 | Uruguay
Holdings [Line Items]
Percent of Total Investments	4.60%
C000240249 | Mexico
Holdings [Line Items]
Percent of Total Investments	5.80%
C000240249 | United States
Holdings [Line Items]
Percent of Total Investments	9.00%
C000240249 | Brazil
Holdings [Line Items]
Percent of Total Investments	20.80%
C000240249 | Taiwan
Holdings [Line Items]
Percent of Total Investments	21.80%
C000240249 | India
Holdings [Line Items]
Percent of Total Investments	35.50%
C000146359 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000146359 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000146359 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000146359 | B
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000146359 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000146359 | BBB
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000146359 | A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000146359 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146359 | AAA
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000146359 | AssetMutual Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000146359 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.40%
C000146359 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.20%
C000146359 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.20%
C000146359 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.70%
C000146359 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	9.90%
C000146359 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.30%
C000146359 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	22.20%
C000146359 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.70%
C000146360 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000146360 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000146360 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000146360 | B
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000146360 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000146360 | BBB
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000146360 | A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000146360 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146360 | AAA
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000146360 | AssetMutual Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000146360 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.40%
C000146360 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.20%
C000146360 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.20%
C000146360 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.70%
C000146360 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	9.90%
C000146360 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.30%
C000146360 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	22.20%
C000146360 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.70%
C000146362 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000146362 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000146362 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000146362 | B
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000146362 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000146362 | BBB
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000146362 | A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000146362 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146362 | AAA
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000146362 | AssetMutual Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000146362 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.40%
C000146362 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.20%
C000146362 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.20%
C000146362 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.70%
C000146362 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	9.90%
C000146362 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.30%
C000146362 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	22.20%
C000146362 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.70%
C000213138 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213138 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000213138 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213138 | B
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000213138 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000213138 | BBB
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000213138 | A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213138 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213138 | AAA
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000213138 | AssetMutual Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000213138 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.40%
C000213138 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.20%
C000213138 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.20%
C000213138 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.70%
C000213138 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	9.90%
C000213138 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.30%
C000213138 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	22.20%
C000213138 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.70%
C000014074 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014074 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014074 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014074 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000014074 | A
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000014074 | AA
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000014074 | AAA
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000014074 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	9.10%
C000014074 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	3.90%
C000014074 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.70%
C000014074 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014074 | Transportation
Holdings [Line Items]
Percent of Total Investments	6.00%
C000014074 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	6.00%
C000014074 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.00%
C000014074 | Education
Holdings [Line Items]
Percent of Total Investments	7.00%
C000014074 | Hospital
Holdings [Line Items]
Percent of Total Investments	11.10%
C000014074 | General Obligations
Holdings [Line Items]
Percent of Total Investments	17.80%
C000014074 | Housing
Holdings [Line Items]
Percent of Total Investments	22.60%
C000160651 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000160651 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000160651 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000160651 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000160651 | A
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000160651 | AA
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000160651 | AAA
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000160651 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	9.10%
C000160651 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	3.90%
C000160651 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.70%
C000160651 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160651 | Transportation
Holdings [Line Items]
Percent of Total Investments	6.00%
C000160651 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	6.00%
C000160651 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160651 | Education
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160651 | Hospital
Holdings [Line Items]
Percent of Total Investments	11.10%
C000160651 | General Obligations
Holdings [Line Items]
Percent of Total Investments	17.80%
C000160651 | Housing
Holdings [Line Items]
Percent of Total Investments	22.60%
C000160653 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000160653 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000160653 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000160653 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000160653 | A
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000160653 | AA
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000160653 | AAA
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000160653 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	9.10%
C000160653 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	3.90%
C000160653 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.70%
C000160653 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160653 | Transportation
Holdings [Line Items]
Percent of Total Investments	6.00%
C000160653 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	6.00%
C000160653 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160653 | Education
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160653 | Hospital
Holdings [Line Items]
Percent of Total Investments	11.10%
C000160653 | General Obligations
Holdings [Line Items]
Percent of Total Investments	17.80%
C000160653 | Housing
Holdings [Line Items]
Percent of Total Investments	22.60%
C000241884 | FR_124805102
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241884 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.90%
C000241884 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	2.80%
C000241884 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241884 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241884 | FR_892672106
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241884 | FR_21874C102
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241884 | FR_29472R108
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241884 | FR_006739106
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241884 | FR_32020R109
Holdings [Line Items]
Percent of Total Investments	2.00%
C000241884 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241884 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241884 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241884 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241884 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241884 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000241884 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000241884 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000241884 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000241884 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000241884 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000241883 | FR_124805102
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241883 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.90%
C000241883 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	2.80%
C000241883 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241883 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241883 | FR_892672106
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241883 | FR_21874C102
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241883 | FR_29472R108
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241883 | FR_006739106
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241883 | FR_32020R109
Holdings [Line Items]
Percent of Total Investments	2.00%
C000241883 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241883 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241883 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241883 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241883 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241883 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000241883 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000241883 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000241883 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000241883 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000241883 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000241882 | FR_124805102
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241882 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.90%
C000241882 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	2.80%
C000241882 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241882 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241882 | FR_892672106
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241882 | FR_21874C102
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241882 | FR_29472R108
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241882 | FR_006739106
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241882 | FR_32020R109
Holdings [Line Items]
Percent of Total Investments	2.00%
C000241882 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241882 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241882 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241882 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241882 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241882 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000241882 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000241882 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000241882 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000241882 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000241882 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.80%